Condensed Consolidating Supplemental Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Consolidating Supplemental Guarantor Information [Abstract]
Schedule of Condensed Consolidating Supplemental Guarantor Information

Consolidating Statements of Operations and Comprehensive Income (Loss)
For the year ended December 31, 2018

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Product revenue	$1,091	$36	$1,440	$(226)	$2,341
Service revenue	2,117	33	1,914	—	4,064
Total revenue	3,208	69	3,354	(226)	6,405
Cost of products	1,000	32	1,182	(226)	1,988
Cost of services	1,443	13	1,286	—	2,742
Selling, general and administrative expenses	577	2	426	—	1,005
Research and development expenses	102	—	150	—	252
Asset impairment charges	210	—	17	—	227
Total operating expenses	3,332	47	3,061	(226)	6,214
Income (loss) from operations	(124)	22	293	—	191
Interest expense	(161)	—	(15)	8	(168)
Other income (expense), net	7	6	11	(8)	16
Income (loss) from continuing operations before income taxes	(278)	28	289	—	39
Income tax expense (benefit)	(56)	72	57	—	73
Income (loss) from continuing operations before earnings in subsidiaries	(222)	(44)	232	—	(34)
Equity in earnings of consolidated subsidiaries	184	237	—	(421)	—
Income (loss) from continuing operations	(38)	193	232	(421)	(34)
Income (loss) from discontinued operations, net of tax	(50)	—	(2)	—	(52)
Net income (loss)	$(88)	$193	$230	$(421)	$(86)
Net income (loss) attributable to noncontrolling interests	—	—	2	—	2
Net income (loss) attributable to NCR	$(88)	$193	$228	$(421)	$(88)
Total comprehensive income (loss)	(136)	118	174	(292)	(136)
Less comprehensive income (loss) attributable to noncontrolling interests	—	—	—	—	—
Comprehensive income (loss) attributable to NCR common stockholders	$(136)	$118	$174	$(292)	$(136)

Consolidating Statements of Operations and Comprehensive Income (Loss)
For the year ended December 31, 2017

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Product revenue	$1,329	$91	$1,454	$(295)	$2,579
Service revenue	2,051	29	1,857	—	3,937
Total revenue	3,380	120	3,311	(295)	6,516
Cost of products	1,042	37	1,237	(295)	2,021
Cost of services	1,360	10	1,270	—	2,640
Selling, general and administrative expenses	490	3	430	—	923
Research and development expenses	184	—	57	—	241
Restructuring-related charges	—	—	—	—	—
Total operating expenses	3,076	50	2,994	(295)	5,825
Income (loss) from operations	304	70	317	—	691
Interest expense	(159)	—	(9)	5	(163)
Other income (expense), net	(74)	1	32	(5)	(46)
Income (loss) from continuing operations before income taxes	71	71	340	—	482
Income tax expense (benefit)	113	107	22	—	242
Income (loss) from continuing operations before earnings in subsidiaries	(42)	(36)	318	—	240
Equity in earnings of consolidated subsidiaries	279	291	—	(570)	—
Income (loss) from continuing operations	237	255	318	(570)	240
Income (loss) from discontinued operations, net of tax	(5)	—	—	—	(5)
Net income (loss)	$232	$255	$318	$(570)	$235
Net income (loss) attributable to noncontrolling interests	—	—	3	—	3
Net income (loss) attributable to NCR	$232	$255	$315	$(570)	$232
Total comprehensive income (loss)	238	269	317	(585)	239
Less comprehensive income (loss) attributable to noncontrolling interests	—	—	1	—	1
Comprehensive income (loss) attributable to NCR common stockholders	$238	$269	$316	$(585)	$238

Consolidating Statements of Operations and Comprehensive Income (Loss)
For the year ended December 31, 2016

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Product revenue	$1,293	$111	$1,768	$(435)	$2,737
Service revenue	1,962	36	1,808	—	3,806
Total revenue	3,255	147	3,576	(435)	6,543
Cost of products	1,028	50	1,456	(435)	2,099
Cost of services	1,359	12	1,255	—	2,626
Selling, general and administrative expenses	526	4	374	—	904
Research and development expenses	160	—	65	—	225
Restructuring-related charges	3	—	12	—	15
Total operating expenses	3,076	66	3,162	(435)	5,869
Income (loss) from operations	179	81	414	—	674
Interest expense	(165)	—	(10)	5	(170)
Other income (expense), net	(42)	(23)	(55)	(5)	(125)
Income (loss) from continuing operations before income taxes	(28)	58	349	—	379
Income tax expense (benefit)	(20)	21	91	—	92
Income (loss) from continuing operations before earnings in subsidiaries	(8)	37	258	—	287
Equity in earnings of consolidated subsidiaries	291	304	—	(595)	—
Income (loss) from continuing operations	283	341	258	(595)	287
Income (loss) from discontinued operations, net of tax	(13)	—	—	—	(13)
Net income (loss)	$270	$341	$258	$(595)	$274
Net income (loss) attributable to noncontrolling interests	—	—	4	—	4
Net income (loss) attributable to NCR	$270	$341	$254	$(595)	$270
Total comprehensive income (loss)	215	277	195	(473)	214
Less comprehensive income (loss) attributable to noncontrolling interests	—	—	(1)	—	(1)
Comprehensive income (loss) attributable to NCR common stockholders	$215	$277	$196	$(473)	$215

Consolidating Balance Sheet
December 31, 2018

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$6	$8	$450	$—	$464
Accounts receivable, net	37	10	1,309	—	1,356
Inventories	288	4	514	—	806
Due from affiliates	708	2,092	457	(3,257)	—
Other current assets	137	47	255	(42)	397
Total current assets	1,176	2,161	2,985	(3,299)	3,023
Property, plant and equipment, net	245	1	113	—	359
Goodwill	2,168	—	524	—	2,692
Intangibles, net	536	—	59	—	595
Prepaid pension cost	—	—	140	—	140
Deferred income taxes	317	—	149	(18)	448
Investments in subsidiaries	3,244	2,854	—	(6,098)	—
Due from affiliates	16	1	35	(52)	—
Other assets	453	4	47	—	504
Total assets	$8,155	$5,021	$4,052	$(9,467)	$7,761

Liabilities and stockholders’ equity
Current liabilities
Short-term borrowings	$85	$—	$100	$—	$185
Accounts payable	397	2	498	—	897
Payroll and benefits liabilities	141	—	97	—	238
Deferred service revenue and customer deposits	221	5	235	—	461
Due to affiliates	2,177	143	937	(3,257)	—
Other current liabilities	201	6	336	(42)	501
Total current liabilities	3,222	156	2,203	(3,299)	2,282
Long-term debt	2,978	—	2	—	2,980
Pension and indemnity plan liabilities	502	—	257	—	759
Postretirement and postemployment benefits liabilities	18	3	97	—	118
Income tax accruals	19	5	67	—	91
Due to affiliates	—	36	16	(52)	—
Other liabilities	162	24	91	(18)	259
Total liabilities	6,901	224	2,733	(3,369)	6,489
Redeemable noncontrolling interest	—	—	14	—	14
Series A convertible preferred stock	859	—	—	—	859
Stockholders’ equity
Total NCR stockholders’ equity	395	4,797	1,301	(6,098)	395
Noncontrolling interests in subsidiaries	—	—	4	—	4
Total stockholders’ equity	395	4,797	1,305	(6,098)	399
Total liabilities and stockholders’ equity	$8,155	$5,021	$4,052	$(9,467)	$7,761

Consolidating Balance Sheet
December 31, 2017

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$97	$11	$429	$—	$537
Accounts receivable, net	62	12	1,196	—	1,270
Inventories	311	7	462	—	780
Due from affiliates	646	1,801	283	(2,730)	—
Other current assets	78	39	162	(36)	243
Total current assets	1,194	1,870	2,532	(2,766)	2,830
Property, plant and equipment, net	207	—	134	—	341
Goodwill	2,228	—	513	—	2,741
Intangibles, net	503	—	75	—	578
Prepaid pension cost	—	—	118	—	118
Deferred income taxes	334	—	157	(31)	460
Investments in subsidiaries	3,008	2,942	—	(5,950)	—
Due from affiliates	31	1	39	(71)	—
Other assets	472	63	51	—	586
Total assets	$7,977	$4,876	$3,619	$(8,818)	$7,654

Liabilities and stockholders’ equity
Current liabilities
Short-term borrowings	$52	$—	$—	$—	$52
Accounts payable	382	—	380	—	762
Payroll and benefits liabilities	124	—	95	—	219
Deferred service revenue and customer deposits	216	6	236	—	458
Due to affiliates	1,884	130	716	(2,730)	—
Other current liabilities	204	5	225	(36)	398
Total current liabilities	2,862	141	1,652	(2,766)	1,889
Long-term debt	2,937	—	2	—	2,939
Pension and indemnity plan liabilities	515	—	283	—	798
Postretirement and postemployment benefits liabilities	20	3	110	—	133
Income tax accruals	20	5	123	—	148
Due to affiliates	—	39	32	(71)	—
Other liabilities	94	36	101	(31)	200
Total liabilities	6,448	224	2,303	(2,868)	6,107
Redeemable noncontrolling interest	—	—	15	—	15
Series A Convertible Preferred Stock	810	—	—	—	810
Stockholders’ equity
Total NCR stockholders’ equity	719	4,652	1,298	(5,950)	719
Noncontrolling interests in subsidiaries	—	—	3	—	3
Total stockholders’ equity	719	4,652	1,301	(5,950)	722
Total liabilities and stockholders’ equity	$7,977	$4,876	$3,619	$(8,818)	$7,654

Consolidating Statement of Cash Flows
For the year ended December 31, 2018

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$353	$(138)	$375	$(18)	$572
Investing activities
Expenditures for property, plant and equipment	(109)	—	(34)	—	(143)
Additions to capitalized software	(144)	—	(26)	—	(170)
Investments in equity affiliates	(14)	—	—	14	—
Proceeds from (payments of) intercompany notes	228	135	—	(363)	—
Acquisitions	(206)	—	—	—	(206)
Proceeds from the sale of PPE	1	—	2	—	3
Other investing activities, net	(4)	—	—	—	(4)
Net cash provided by (used in) investing activities	(248)	135	(58)	(349)	(520)
Financing activities
Tax withholding payments on behalf of employees	(36)	—	—	—	(36)
Repurchases of Company common stock	(210)	—	—	—	(210)
Short term borrowings, net	(1)	—	—	—	(1)
Borrowings on term facility	—	—	—	—	—
Payments of term credit facilities	(51)	—	—	—	(51)
Proceeds from employee stock plans	20	—	—	—	20
Payments on revolving credit facilities	(1,755)	—	(478)	—	(2,233)
Borrowings on revolving credit facilities	1,875	—	578	—	2,453
Equity contribution	—	—	14	(14)	—
Dividends distribution to consolidated subsidiaries	—	—	(18)	18	—
Borrowings (repayments) of intercompany notes	—	—	(363)	363	—
Net cash provided by (used in) financing activities	(158)	—	(267)	367	(58)
Cash flows from discontinued operations
Net cash used in discontinued operations operating activities	(36)	—	—	—	(36)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1)	—	(24)	—	(25)
Increase (decrease) in cash, cash equivalents and restricted cash	(90)	(3)	26	—	(67)
Cash, cash equivalents and restricted cash at beginning of period	97	11	435	—	543
Cash, cash equivalents and restricted cash at end of period	$7	$8	$461	$—	$476

In millions	December 31, 2018
Reconciliation of cash, cash equivalents and restricted cash as shown in the Consolidated Statements of Cash Flows	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$6	$8	$450	$—	$464
Restricted cash included in Other assets	1	—	11	—	12
Total cash, cash equivalents and restricted cash	$7	$8	$461	$—	$476

Consolidating Statement of Cash Flows
For the year ended December 31, 2017

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$459	$(180)	$483	$(10)	$752
Investing activities
Expenditures for property, plant and equipment	(87)	—	(41)	—	(128)
Additions to capitalized software	(133)	—	(33)	—	(166)
Proceeds from (payments of) intercompany notes	230	180	2	(412)	—
Acquisitions	(8)	—	—	—	(8)
Proceeds from the sale of PPE	—	—	6	—	6
Proceeds from divestitures	3	—	—	—	3
Investments in equity affiliates	3	—	—	(3)	—
Other investing activities, net	(1)	—	4	—	3
Net cash provided by (used in) investing activities	7	180	(62)	(415)	(290)
Financing activities
Short term borrowings, net	(5)	—	1	—	(4)
Payments on term credit facilities	(56)	—	(5)	—	(61)
Payments on revolving credit facilities	(1,700)	—	(240)	—	(1,940)
Borrowings on revolving credit facilities	1,700	—	240	—	1,940
Tax withholding payments on behalf of employees	(31)	—	—	—	(31)
Proceeds from employee stock plans	15	—	—	—	15
Other financing activities	(1)	—	(2)	—	(3)
Dividend distribution to consolidated subsidiaries	—	—	(10)	10	—
Repurchases of Company common stock	(350)	—	—	—	(350)
Equity contribution	—	—	(3)	3	—
Borrowings (repayments) of intercompany notes	—	(2)	(410)	412	—
Net cash provided by (used in) financing activities	(428)	(2)	(429)	425	(434)
Cash flows from discontinued operations
Net cash used in discontinued operations operating activities	(8)	—	—	—	(8)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	1	15	—	16
Increase (decrease) in cash, cash equivalents and restricted cash	30	(1)	7	—	36
Cash, cash equivalents and restricted cash at beginning of period	67	12	428	—	507
Cash, cash equivalents and restricted cash at end of period	$97	$11	$435	$—	$543

In millions	December 31, 2017
Reconciliation of cash, cash equivalents and restricted cash as shown in the Consolidated Statements of Cash Flows	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$97	$11	$429	$—	$537
Restricted cash included in Other assets	—	—	6	—	6
Total cash, cash equivalents and restricted cash	$97	$11	$435	$—	$543

Consolidating Statement of Cash Flows
For the year ended December 31, 2016

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	336	(160)	723	(3)	896
Investing activities
Expenditures for property, plant and equipment	(33)	—	(40)	—	(73)
Additions to capitalized software	(114)	—	(40)	—	(154)
Proceeds from (payments of) intercompany notes	365	115	—	(480)	—
Proceeds from divestitures	22	—	25	—	47
Investments in equity affiliates	(9)	50	—	(41)	—
Other investing activities, net	(9)	—	—	—	(9)
Net cash provided by (used in) investing activities	222	165	(55)	(521)	(189)
Financing activities
Short term borrowings, net	(4)	—	(4)	—	(8)
Payments on revolving credit facilities	(89)	—	(8)	—	(97)
Payments on revolving credit facilities	(1,151)	—	(280)	—	(1,431)
Borrowings on revolving credit facilities	1,051	—	280	—	1,331
Tax withholding payments on behalf of employees	(16)	—	—	—	(16)
Proceeds from employee stock plans	15	—	—	—	15
Debt issuance costs	(9)	—	—	—	(9)
Dividend distribution to consolidated subsidiaries	—	—	(53)	53	—
Other financing activities	—	—	(2)	—	(2)
Equity contribution	—	—	9	(9)	—
Borrowings (repayments) of intercompany notes	(16)	—	(464)	480	—
Tender offer share repurchase	(250)	—	—	—	(250)
Net cash provided by (used in) financing activities	(469)	—	(522)	524	(467)
Cash flows from discontinued operations
Net cash used in discontinued operations operating activities	(39)	—	—	—	(39)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	(13)	(16)	—	(29)
Increase (decrease) in cash, cash equivalents and restricted cash	50	(8)	130	—	172
Cash, cash equivalents and restricted cash at beginning of period	17	20	298	—	335
Cash, cash equivalents and restricted cash at end of period	$67	$12	$428	$—	$507